Significant Accounting Policies - Additional Information (Detail)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) Agency	Sep. 30, 2016 USD ($) Agency	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($) Agency	Dec. 31, 2016 USD ($) Agency Customer Segment	Dec. 31, 2015 USD ($) Agency Customer	Dec. 31, 2014 USD ($) Agency
Summary Of Significant Accounting Policies [Line Items]
Percentage of license revenue		1.00%	1.00%	1.00%	1.00%	0.90%	1.90%	5.00%
Change in allowance for doubtful accounts				$ 0		$ 0	$ 0
Commission expense		$ 3,200,000	$ 1,800,000	8,500,000	$ 5,400,000	$ 6,500,000	4,600,000	$ 3,800,000
Number of Reportable Segments | Segment						1
Number of Operating Segments | Segment						1
Transaction gains and losses						$ (1,500,000)	(1,300,000)	(1,700,000)
Advertising expenses						$ 1,400,000	$ 500,000	$ 500,000
Net proceeds from initial public offering				80,213,000	$ 0
Deferred offering costs		$ 2,400,000		$ 2,400,000
Customer Concentration Risk | Sales Revenue, Net | Foreign Customers
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		28.60%	23.10%	25.60%	18.60%	19.50%	19.90%	25.50%
Customer Concentration Risk | Sales Revenue, Net | Government Agencies
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		14.20%	19.40%	15.40%	28.50%	26.20%	32.70%	34.40%
Customer Concentration Risk | Sales Revenue, Net | Federal Government Agencies
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage		7.70%	13.10%	9.10%	19.50%	17.70%	20.80%	22.90%
Number of federal government agencies | Agency		3	3		3	3	3	3
Customer Concentration Risk | Accounts Receivable | Federal Government Agencies
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage				9.10%	17.20%	17.20%	10.00%
Number of customers | Customer						1	0
Minimum
Summary Of Significant Accounting Policies [Line Items]
SaaS Subscriptions contracts term				1 year		1 year
Term license subscription contracts term				1 year		1 year
Maximum
Summary Of Significant Accounting Policies [Line Items]
SaaS Subscriptions contracts term				5 years		5 years
Term license subscription contracts term				5 years		5 years
Class A Common Stock
Summary Of Significant Accounting Policies [Line Items]
Net proceeds from initial public offering	$ 77,800,000
Class B Common Stock
Summary Of Significant Accounting Policies [Line Items]
Preferred stock conversion basis				1
IPO | Class A Common Stock
Summary Of Significant Accounting Policies [Line Items]
Issuance of common stock from initial public offering, net of issuance costs, Shares | shares	7,187,500
Shares issued price per share | $ / shares	$ 12.00